                                             OPPENHEIMER CASH RESERVES
                                     Supplement dated November 1, 2001 to the
                                        Prospectus dated November 28, 2000

The Prospectus is changed as follows:

1.       The Fund's supplement dated August 2, 2001 is replaced by this supplement.

2.       The sub-section entitled "Corporate Debt Obligations" on page 7 is replaced by the following:

         Corporate Debt Obligations.  The Fund can invest in other short-term  corporate debt obligations, besides  commercial  paper,  that at the time of  purchase  by the Fund meets the Fund's  quality standards, described below.

3.       On page 8, in the  sub-section  entitled "What Credit Quality and Maturity  Standards  Apply to the Fund's
Investments?",  the  second  sentence  in the  third  paragraph  is  deleted  and the third  sentence  of the third paragraph is replaced by the following sentence:

         A security's maturity must not exceed 397 days.

4.       The footnote at the bottom of page 8 is deleted.

5.       The section entitled "Portfolio Managers" on page 10 is replaced with the following:

         Portfolio  Managers.  Carol E. Wolf and Barry D. Weiss are the Fund's  portfolio  managers.  They are Vice  Presidents of the Fund and are the persons  principally  responsible for the day-to-day management  of the Fund's  portfolio.  Ms.  Wolf has been a  portfolio  manager of the Fund since
         June 15,  1998 and Mr.  Weiss,  since July  2001.  Ms.  Wolf is a Senior  Vice  President  of the
         Manager  and Mr.  Weiss is a Vice  President,  and each is an officer  and  portfolio  manager of other  Oppenheimer  funds.  Prior to joining the Manager as Senior  Credit  Analyst in  February,
         2000, Mr. Weiss held the following positions:  Associate Director,  Fitch IBCA Inc. (April 1998 -
         February 2000);  News Director,  Fitch Investors  Service  (September 1996 - April 1998);  Senior
         Budget  Analyst,  City of New York,  Office of  Management  & Budget  (February  1990 - September
         1996).

                                                                                                    [over]

6.       The paragraph  captioned  "Class N Shares" under the heading "What Classes of Shares Does the Fund Offer?"
on page 12 is replaced by the following sentence:

         If you buy Class N shares  (available only through certain  retirement  plans),  you pay no sales charge at the time of  purchase,  but you will pay an annual  asset-based  sales  charge.  If you sell your shares within  eighteen (18) months of the retirement  plan's first purchase of Class N shares,  you may pay a contingent  deferred  sales charge of 1%, as described in "How Can You Buy
         Class N Shares?" below.

7.       All references to "portfolio manager" in the prospectus are changed to read "portfolio managers."

8.       The  following  is added as a new last  paragraph  under  the  heading  entitled  "How Can You Buy Class A
Shares?" on page 13:

         Purchases by Certain Retirement Plans.  There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the Distributor.  The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale. 1  There is no contingent deferred sales charge upon the redemption of such shares.

----------------------
1. No  concession  will be paid on sales of Class A shares  purchased  with the  redemption  proceeds  of shares of another  mutual fund offered as an  investment  option in a  retirement  plan in which  Oppenheimer  funds are also offered as investment  options under a special  arrangement with the Distributor,  if the purchase occurs more than
30 days after the Oppenheimer  funds are added as an investment  option under that plan. In applying the contingent deferred  sales charge,  all purchases  are  considered to have been made on the first regular  business day of the month in which the purchase was made.  Additionally,  that  concession will not be paid on purchases of shares by a retirement plan made with the redemption  proceeds of Class N shares of one or more  Oppenheimer  funds held by the plan for more than eighteen (18) months.

                                                                                                    [over]

9.       The third  bullet  under  the  paragraph  captioned  "Will You Pay a Sales  Charge  When You Sell  Class A
         Shares?"  under the heading "How Can You Buy Class A Shares" on page 14 is deleted and  replaced  with the following:

o        then, you will pay the contingent deferred sales charge if you redeem those shares from this Fund (i)
                  within 24 months of the purchase date of the shares you exchanged, if you initially purchased shares of either Rochester Fund Municipals or Oppenheimer Rochester National Municipals, or
                  (ii) within 18 months of the purchase date of the shares of the fund you exchanged, if you initially purchased shares of any other Oppenheimer fund.

10.      Effective  November 1, 2001,  Class N shares will pay to the  Distributor  a 0.25% service fee in addition to the 0.25%  asset-based  sales charge.  The following  changes are to reflect the payment of the service fee:

a.       The "Average Fund Operating  Expenses"  table on page 5 is revised by adding the following  footnote after the table:  "Effective  November 1, 2001, the "Distribution  and/or Service (12b-1) Fees" for
                      Class N shares is 0.50%."

b.       The third sentence of the first paragraph under  "Distribution  and Service Plans for Class B, Class C and
                      Class N shares" on page 14 is revised to read as follows:  "The  Distributor  also receives a service  fee of 0.25% per year under each  plan." The last  sentence  of the first  paragraph is deleted.

c.       The first  sentence of the second  paragraph  under  "Distribution  and Service Plans for Class B, Class C and Class N shares" on page 14 is revised to read as follows:  "The asset-based  sales charge and  service  fees  increase  Class B and  Class C  expenses  by 1.00% and  increase  Class N expenses by 0.50% of the net assets per year of the respective class."

d.       The first  sentence of the third  paragraph  under  "Distribution  and Service  Plans for Class B, Class C
                      and Class N shares" on page 14 is  revised  to read as  follows:  "The  Distributor  uses the service fees to  compensate  dealers for providing  personal  services for accounts that hold
                      Class B, Class C or Class N shares."

                                                                                                    [over]

e.        The fifth  paragraph  under  "Distribution  and Service Plans for Class B, Class C and Class N shares" on page 14 is deleted and replaced by the following paragraph:

                           The  Distributor  currently  pays a sales  concession  of  0.75%  of the purchase  price of Class N shares to dealers  from its own  resources at the time of sale.  Including  the advance of the service  fee, the total amount  paid by the  Distributor  to the  dealer  at the time of sale of
                           Class  N  shares  is  therefore  1.00%  of  the  purchase   price.   The
                           Distributor  retains  the  asset-based  sales  charge on Class N shares.
                           That sales  concession on the sale of Class N shares will not be paid on
                           (i) purchases of Class N shares
                           in amounts of  $500,000 or more by a  retirement  plan that pays for the purchase with the  redemption  proceeds of Class A shares of one or more
                           Oppenheimer funds, or with the redemption  proceeds of Class C shares of one or more  Oppenheimer  funds  held by the plan for more than one year
                           (other than  rollovers  from an  OppenheimerFunds-sponsored  Pinnacle or
                           Ascender 401(k) plan to any IRA invested in the Oppenheimer  funds), and
                           (ii) on purchases of Class N shares by an  OppenheimerFunds  - sponsored
                           Pinnacle or Ascender  401(k) plan made with the  redemption  proceeds of
                           Class A shares of one or more Oppenheimer funds.

11.      The first  paragraph,  including the bulleted items, in the section entitled "Who Can Buy Class N Shares?"
on page 16 is replaced by the following:

         HOW CAN YOU BUY  CLASS N  SHARES?  Class N shares  are  offered  only  through  retirement  plans
         (including  IRAs and 403(b)  plans)  that  purchase  $500,000 or more of Class N shares of one or more  Oppenheimer  funds or through  retirement  plans (not including IRAs and 403(b) plans) that have  assets of $500,000  or more or 100 or more  eligible  participants.  See  "Availability  of
         Class N Shares" in the Statement of Additional  Information for other  circumstances  where Class
         N shares are available for purchase.

                                                                                                    [over]

         A contingent deferred sales charge of 1.00% will be imposed if:
o        The  retirement  plan  (not  including  IRAs and  403(b)  plans)  is  terminated  or Class N shares of all
              Oppenheimer  funds are terminated as an investment option of the plan and Class N shares are redeemed  within  18  months  after  the  plan's  first  purchase  of Class N shares  of any
              Oppenheimer fund, or
o        With  respect to an  individual  retirement  plan or 403(b) plan,  Class N shares are  redeemed  within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

12.      The third sentence in the section entitled  "OppenheimerFunds  Internet Web Site" on page 18 is revised to read as follows:

         To perform  account  transaction or obtain account  information  online,  you must first obtain a user I.D. and password on that website.

13.      On page 21, in the first sentence of the heading  entitled "How  Contingent  Deferred Sales Charges Affect
Redemptions?",  the phrase  "Class A,  Class B or Class C" is revised to read,  "Class A, Class B, Class C or Class
N".

14.      The following  paragraph is added as a new  paragraph  directly  under the first  paragraph of the heading
"How Contingent Deferred Sales Charges Affect Redemptions" on page 21:

         With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if:
o        The  retirement  plan  (not  including  IRAs and  403(b)  plans)  is  terminated  or Class N shares of all
              Oppenheimer  funds are terminated as an investment option of the plan and Class N shares are redeemed  within  18  months  after  the  plan's  first  purchase  of Class N shares  of any
              Oppenheimer fund, or

o        With  respect to an  individual  retirement  plan or 403(b) plan,  Class N shares are  redeemed  within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

15.      The second paragraph on page 22 immediately preceding the section "How to Exchange Shares", is deleted.

                                                                                                    [over]

16.      The first sentence of the last  paragraph  under the heading  "Shareholder  Account Rules and Policies" on page 24 is revised by adding the words "and annual notice of the Fund's privacy  policy" after the phrase,  "annual and semi-annual report."

17.      The last sentence of the last paragraph under the heading  "Shareholder  Account Rules and Policies" which continues on page 25 is revised to read as follows:

         Individual  copies of  prospectuses,  reports and privacy  notices will be sent to you commencing
         30 days after the Transfer Agent receives your request to stop householding.

18.      The first sentence  under "How to Get More  Information"  on the Prospectus  back cover is revised to read as follows:

         You can request the  Statement of Additional  Information,  the Annual and  Semi-Annual  Reports,
         the notice  explaining  the Fund's privacy  policy and other  information  about the Fund or your account:

November 1, 2001                                                                             PS0760.016

                                             OPPENHEIMER CASH RESERVES
                                     Supplement dated November 1, 2000 to the
                       Statement of Additional Information dated November 22, 2000, revised
                                                  August 2, 2001

The Statement of Additional Information is changed as follows:

1. The first paragraph of the section  entitled "How Exchanges  Affect  Contingent  Deferred Sales Charges" on page
34 is deleted and replaced with the following:

         |X| How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge.  However, when Class A shares of this Fund acquired by exchange of (i) Class A shares of other Oppenheimer funds (other than Rochester Fund Municipals or Oppenheimer Rochester National Municipals) purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, or (ii) Class A shares of either Rochester Fund Municipals or
Oppenheimer Rochester National Municipals purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on
Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares. With respect to class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

November 1, 2001                                                                PX0760.008